General and Administrative Expense (Details) - Schedule of general and administrative expense - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of General and Administrative Expense Abstract
Employee benefits and expenses	SFr 735,139	SFr 1,554,778	SFr 811,373
Business development	15,727	967,046	95,663
Travel expenses	95,503	75,829	28,898
Administration expenses	2,669,460	2,245,862	1,645,530
Lease expenses from short-term lease	6,001	52,280	13,871
Depreciation of Right-of-use assets	118,887	29,722
Depreciation of tangible assets			3,555
Capital tax expenses	3,832	21,059	(4,228)
Total general and administrative expenses	SFr 3,644,549	SFr 4,946,576	SFr 2,594,662